[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

May 28, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust
(Registration Nos. 333-03715 and 811-07619)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust (the “Registrant”), we are transmitting Post-Effective Amendment No. 85 and Amendment No. 87 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Concentrated Core Fund, Nuveen Core Divided Fund, Nuveen Equity Market Neutral Fund, Nuveen Large Cap Core Fund, Nuveen Large Cap Core Plus Fund and Nuveen Large Cap Growth Fund (the “Funds”), each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) under the Securities Act to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 84, as it relates to the Funds, until June 17, 2013. We believe that the Amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(b) of the Securities Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure